S-K 1602(c) Dilution	Mar. 31, 2026 USD ($) $ / shares shares
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.09
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.91
Net Tangible Book Value	$ (125,540)
Net Tangible Book Value, Adjusted	$ 265,689,480
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	10,541,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	37,491,667
No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.09
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.91
Net Tangible Book Value	$ (125,540)
Net Tangible Book Value, Adjusted	$ 305,507,380
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	10,541,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	43,074,167
Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.43
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.57
Net Tangible Book Value	$ (125,540)
Net Tangible Book Value, Adjusted	$ 196,939,480
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	10,541,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	30,616,667
Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.44
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.56
Net Tangible Book Value	$ (125,540)
Net Tangible Book Value, Adjusted	$ 226,444,880
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	10,541,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	35,167,917
Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.4
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.6
Net Tangible Book Value	$ (125,540)
Net Tangible Book Value, Adjusted	$ 128,189,480
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	10,541,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	23,741,667
Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.41
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.59
Net Tangible Book Value	$ (125,540)
Net Tangible Book Value, Adjusted	$ 147,382,380
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	10,541,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	27,261,667
Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 3.52
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.48
Net Tangible Book Value	$ (125,540)
Net Tangible Book Value, Adjusted	$ 59,439,480
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	10,541,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	16,866,667
Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 3.53
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.47
Net Tangible Book Value	$ (125,540)
Net Tangible Book Value, Adjusted	$ 68,319,880
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	10,541,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	19,355,417
Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.93)
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 10.93
Net Tangible Book Value	$ (125,540)
Net Tangible Book Value, Adjusted	$ (9,310,520)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	10,541,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	9,991,667
Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.94)
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 10.94
Net Tangible Book Value	$ (125,540)
Net Tangible Book Value, Adjusted	$ (10,742,620)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	10,541,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	11,449,167
Over-allotment Option Exercised [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.09
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.44
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	3.56
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.41
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	4.59
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.53
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	6.47
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.94)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	10.94
Over-allotment Option Not Exercised [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.09
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.43
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 3.57
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,375,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 5.4
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 4.6
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,375,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 3.52
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 6.48
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,375,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (0.93)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10.93
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,375,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Public Units [Member] | No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.1
Public Units [Member] | No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.1
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.44
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.45
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.41
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.42
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.53
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.54
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.92)
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (0.93)
Net Tangible Book Value Deficit Before this Offering [Member] | No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	$ (125,540)
Net Tangible Book Value Deficit Before this Offering [Member] | No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(125,540)
Net Tangible Book Value Deficit Before this Offering [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(125,540)
Net Tangible Book Value Deficit Before this Offering [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(125,540)
Net Tangible Book Value Deficit Before this Offering [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(125,540)
Net Tangible Book Value Deficit Before this Offering [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(125,540)
Net Tangible Book Value Deficit Before this Offering [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(125,540)
Net Tangible Book Value Deficit Before this Offering [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(125,540)
Net Tangible Book Value Deficit Before this Offering [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(125,540)
Net Tangible Book Value Deficit Before this Offering [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(125,540)
Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	276,900,000
Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	318,150,000
Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	276,900,000
Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	318,150,000
Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	276,900,000
Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	318,150,000
Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	276,900,000
Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	318,150,000
Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	276,900,000
Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	318,150,000
Offering costs accrued for and Paid in Advance, Excluded from Tangible Book Value [Member] | No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	132,920
Offering costs accrued for and Paid in Advance, Excluded from Tangible Book Value [Member] | No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	132,920
Offering costs accrued for and Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	132,920
Offering costs accrued for and Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	132,920
Offering costs accrued for and Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	132,920
Offering costs accrued for and Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	132,920
Offering costs accrued for and Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	132,920
Offering costs accrued for and Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	132,920
Offering costs accrued for and Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	132,920
Offering costs accrued for and Paid in Advance, Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	132,920
Deferred Underwriting Discount [Member] | No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(11,000,000)
Deferred Underwriting Discount [Member] | No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(12,650,000)
Deferred Underwriting Discount [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(11,000,000)
Deferred Underwriting Discount [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(12,650,000)
Deferred Underwriting Discount [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(11,000,000)
Deferred Underwriting Discount [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(12,650,000)
Deferred Underwriting Discount [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(11,000,000)
Deferred Underwriting Discount [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(12,650,000)
Deferred Underwriting Discount [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(11,000,000)
Deferred Underwriting Discount [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(12,650,000)
Over-Allotment Liability [Member] | No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(217,900)
Over-Allotment Liability [Member] | No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Over-Allotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(217,900)
Over-Allotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Over-Allotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(217,900)
Over-Allotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Over-Allotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(217,900)
Over-Allotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Redemptions [Member] | No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Redemptions [Member] | No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(68,750,000)
Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(79,062,500)
Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(137,500,000)
Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(158,125,000)
Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(206,250,000)
Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(237,187,500)
Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(275,000,000)
Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (316,250,000)
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,375,000)
Ordinary Shares Offered [Member] | No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	27,500,000
Ordinary Shares Offered [Member] | No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	31,625,000
Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	27,500,000
Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	31,625,000
Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	27,500,000
Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	31,625,000
Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	27,500,000
Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	31,625,000
Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	27,500,000
Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	31,625,000
Ordinary Shares Redeemed [Member] | No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary Shares Redeemed [Member] | No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(6,875,000)
Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(7,906,250)
Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(13,750,000)
Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(15,812,500)
Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(20,625,000)
Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(23,718,750)
Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(27,500,000)
Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(31,625,000)
Private Placement Units [Member] | No Redemption [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	825,000
Private Placement Units [Member] | No Redemption [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	907,500
Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	825,000
Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	907,500
Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	825,000
Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	907,500
Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	825,000
Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	907,500
Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	825,000
Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	907,500